Note 8 - Long-term Debt	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Long-term Debt [Text Block]
8.	Long-term debt

December 31, 2016

Revolving credit facility	$96,688
3.84% Notes	150,000
Capital leases maturing at various dates through 2021	1,188
Other long-term debt maturing at various dates up to 2023	3,033
250,909
Less: current portion	1,043
Long-term debt - non-current	$249,866

The Company has
$150
million of senior secured notes (the “Senior Notes”) bearing interest at a rate of
3.84%.
The Senior Notes are due on
January
16,
2025,
with
five
annual equal repayments beginning on
January
16,
2021.

The Company has a credit agreement with a syndicate of banks to provide a committed multi-currency revolving credit facility (the “Facility”) of
$200
million. The Facility has a
5
-year term ending
June
1,
2020
and bears interest at
1.25%
to
2.50%
over floating reference rates, depending on certain leverage ratios. The weighted average interest rate for
2016
was
2.2%.
The revolving credit facility had
$97,114
of available un-drawn credit as at
December
31,
2016.
As of
December
31,
2016,
letters of credit in the amount of
$6,198
were outstanding
($5,918
as at
December
31,
2015).
The Facility requires a commitment fee of
0.25%
to
0.50%
of the unused portion, depending on certain leverage ratios. At any time during the term, the Company has the right to increase the Facility by up to
$50
million, on the same terms and conditions as the original Facility. The Facility is available to fund working capital requirements and other general corporate purposes.

The Facility and the Senior Notes rank equally in terms of seniority. The Company has granted the lenders under the Facility and holders of the Senior Notes various collateral, including an interest in all of the assets of the Company. The covenants under the Facility and the Senior Notes require the Company to maintain certain ratios, including financial leverage, interest coverage and net worth. The Company is limited from undertaking certain mergers, acquisitions and dispositions without prior approval.

The effective interest rate on the Company’s long-term debt for the year ended
December
31,
2016
was
3.9%.
The estimated aggregate amount of principal repayments on long-term debt required in each of the next five
years ending
December
31
and thereafter to meet the retirement provisions are as follows:

2017	$1,043
2018	795
2019	547
2020	97,237
2021 and thereafter	151,287